Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity during the twelve months ended December 31, 2015 under our stock option agreements is as follows:

Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2015	-
Granted	768,000	$0.75
Exercised	-
Forfeited and expired	-

Outstanding at December 31, 2015	768,000	$0.75	9 years	$115,200

Exercisable at December 31, 2015	528,000	$0.75	9 years	$79,200

Employee Stock Option [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average estimated values of director stock option grants, as well as the weighted average assumptions that were used in calculating such values during the twelve months ended December 31, 2015, were based on estimates at the date of grant as follows:

Risk-free interest rate	1.43%
Weighted average expected term	5 years
Expected volatility	143.10%
Expected dividend yield	0.00%